PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022
Property and equipment
Property, plant and equipment, Gross			$ 6,791,908	$ 4,128,766	$ 4,957,491
Less: accumulated depreciation and amortization			(1,133,135)	(423,027)	(1,427,295)
Total property and equipment, net			5,658,773	3,705,739	3,530,196
Discontinued Operations [Member]
Property and equipment
Total property and equipment, net				454,408
Depreciation and amortization expense	$ 886,651	$ 2,857,864	170,177	183,683
Continuing Operations [Member]
Property and equipment
Total property and equipment, net			5,658,773	3,251,331
Depreciation and amortization expense	$ 550,027	$ 1,444,606	956,400	85,530
Leasehold improvements [Member]
Property and equipment
Property, plant and equipment, Gross			198,463	192,020	182,429
Electronic devices
Property and equipment
Property, plant and equipment, Gross			47,849	53,200
Office equipment, fixtures and furniture [Member]
Property and equipment
Property, plant and equipment, Gross			81,898	104,735	$ 78,036
Vehicles
Property and equipment
Property, plant and equipment, Gross			$ 6,463,698	$ 3,778,811